Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total Revenues		¥ 626,579	¥ 580,956	¥ 1,868,113	¥ 1,665,694
Income before Income Taxes		95,900	75,407	316,689	209,581
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		470,052	453,651	1,434,244	1,323,978
Income before Income Taxes		28,008	41,171	146,768	139,143
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	60,927	55,776	184,614	147,647
Income before Income Taxes	[2]	24,746	20,804	85,074	39,079
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	95,600	71,529	249,255	194,069
Income before Income Taxes	[2]	¥ 43,146	¥ 13,432	¥ 84,847	¥ 31,359

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East